Summary of Significant Accounting Policies - Trade receivables and current expected credit losses (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2021 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	¥ 15,373	$ 2,161	¥ 3,566
Accumulated deficit	(9,074,788)			$ (1,275,714)	¥ (6,805,635)
Credit loss provision recorded in non-current assets	7,468				3,757
Allowance for credit losses.
Beginning balance	6,416		1,955
Provisions	20,954		4,038
Reversal	(5,581)		(472)
Ending balance	21,789		5,521
ASU 2016-13 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	15,373		¥ 3,566
Accumulated deficit						¥ 1,955
Credit loss provision recorded in current assets						972
Credit loss provision recorded in non-current assets						¥ 983
ASU 2016-13 | Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Credit loss provision recorded in current assets	14,321				2,659
Credit loss provision recorded in non-current assets	¥ 7,468				¥ 3,757